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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-01835

                             Pioneer Value Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  September 30


Date of reporting period:  October 1, 2008 through September 30, 2009


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.

--------------------------------------------------------------------------------







Pioneer Value Fund
--------------------------------------------------------------------------------
Annual Report | September 30, 2009
--------------------------------------------------------------------------------






Ticker Symbols:
Class A   PIOTX
Class B   PBOTX
Class C   PCOTX
Class Y   PVFYX

[Logo]PIONEER
      Investments(R)
                        visit us: pioneerinvestments.com

Table of Contents

Letter to Shareowners                                                       2

Portfolio Management Discussion                                             4

Portfolio Summary                                                           8

Prices and Distributions                                                    9

Performance Update                                                         10

Comparing Ongoing Fund Expenses                                            14

Schedule of Investments                                                    16

Financial Statements                                                       24

Notes to Financial Statements                                              32

Report of Independent Registered Public Accounting Firm                    40

Trustees, Officers and Service Providers                                   42

                               Pioneer Value Fund | Annual Report | 9/30/09    1

President's Letter

Dear Shareowner,

Stock and bond markets around the globe have begun to recover this year from one of their most tumultuous periods in history. This is a welcome relief, and we are generally optimistic about the prospects for the economy going forward. Still, challenges remain. Unemployment is high. Consumer demand and loan growth are weak. And housing has not yet returned to normal.

At Pioneer, we have long advocated the benefits of investing for the long term. This strategy has generally performed well for many investors. Those who remained invested in the market during the downturn have most likely seen their portfolios start to recover this year as the Dow Jones Industrial Average climbed back towards the 10,000 level. Many bond investors have similarly seen a strong rebound, with a broad-based recovery across many different fixed-income asset classes. The riskiest asset classes, such as high-yield bonds, outperformed other fixed-income asset classes through the first eight months of 2009.

At Pioneer, we are not changing the approach to investing that we have used for more than 80 years. We remain focused on company fundamentals and risk management. Our investment process is based on careful research into individual companies, quantitative analysis, and active portfolio management. This three-pillared process, which we apply to each of our portfolios, is supported by an integrated team approach and is designed to carefully balance risk and reward. While we see potential opportunities for making money in many corners of the markets around the globe, it takes research and experience to separate solid investment opportunities from speculation.

Following this difficult period, many investors are rethinking their approach to investing and risk management. Some are questioning whether the basic investment principles they were taught in the past are still useful in today's markets. Complicating matters is that financial markets remain unpredictable. Our advice, as always, is to work closely with a trusted financial advisor to discuss your goals and work together to develop an investment strategy that meets your individual needs. There is no single best strategy that works for every investor.

We invite you to learn more about Pioneer and our time-tested approach to investing by consulting with your financial advisor or visiting us online at


2    Pioneer Value Fund | Annual Report | 9/30/09
www.pioneerinvestments.com. We greatly appreciate you putting your trust in us and we thank you for investing with Pioneer.

Sincerely,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.


Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.


                               Pioneer Value Fund | Annual Report | 9/30/09    3

Portfolio Management Discussion | 9/30/09

In the following discussion, Lead Portfolio Manager Rod Wright reviews the market events and describes the factors that affected Pioneer Value Fund's performance during the 12-month period ended September 30, 2009.

Q How did the U.S. stock market and Pioneer Value Fund perform during the 12 months ended September 30, 2009?

A Pioneer Value Fund's Class A shares produced a return of -9.49% at net asset value for the 12 months ended September 30, 2009, compared with a -10.62% return for the Fund's benchmark, the Russell 1000 Value Index (the Russell Index). Over the same 12 months, the average return of the 548 funds in Lipper's Large-Cap Value category was -7.92%.

     In analyzing the Fund's performance during the past 12 months, it helps to look at the year as being made up of two distinct periods. In the first half of the Fund's fiscal year, from October 1, 2008, through March 31, 2009, the Fund lost more than 30%, while the Russell Index declined by more than 35%, as the market rout brought on by the worst financial crisis in decades took a heavy toll. In the second half of the Fund's fiscal year, from April 1, 2009, through September 30, 2009, the Fund returned 29.77% at net asset value, while the Russell Index returned 37.99%, the result of a market rally that began in March 2009, which was fueled by investors' renewed appetite for riskier assets.

     The reason for this divergence in performance between the Fund and the Russell Index benchmark is our emphasis on higher-quality stocks; that is, those with steady earnings, strong balance sheets, high returns on equity, and sustainable business models. In the first half of the period through March 31, 2009, a time that was characterized by extremely poor market performance and concerns that the global economy was on the verge of slipping into a depression, such stocks were in extremely high demand, as frightened investors sought out relatively "safe havens" in which they could preserve capital. Our investment approach for the Fund, therefore, helped mitigate some of the market's poor performance during the worst phase of the downturn.

     In the second half of the Fund's fiscal year (April 1, 2009 through September 30), the market rallied, bringing "green shoots" of growth, improved liquidity, and a strong revival in investor optimism; the top performers during the rally generally were the lowest-quality stocks in the market. This was an indication that investors were becoming less concerned about company fundamentals and more focused on reaching for investments with the


4 Pioneer Value Fund | Annual Report | 9/30/09 strongest return potential. The result was underperformance of the market for the types of fundamentally sound, reasonably valued stocks that we strive to hold in the Fund's portfolio.

     We are pleased that the Fund outperformed its benchmark over the full 12 months ended September 30, 2009, despite the substantial shortfall of higher-quality stocks in the second half of the period. We believe the results help to illustrate how our emphasis on fundamentals and valuations can add value when measured over a full market cycle.

Q What were some specific holdings that performed well for the Fund over the 12 months ended September 30, 2009?

A The diverse nature of the Fund's top contributors demonstrates how value can be found anywhere in the market. The Fund's leading performer was Goldman Sachs, whose operations encompass investment banking, trading, and wealth management. The stock plummeted to its all-time low during the depths of the financial crisis in late 2008, reaching a single-digit price-to-earnings ratio for the only time in its 10-plus year history as a public company. We purchased shares in Goldman Sachs when the price was depressed, as we believed the company would emerge as one of the survivors of the brokerage industry's collapse. At September 30, 2009, the stock was up by about 40% from our average purchase price, and we continue to hold the stock in the Fund's portfolio.

     The Fund's second-largest contributor was Cisco Systems, another stock we added to the portfolio in the first half of the year when the bear market provided us with an attractive entry point. Cisco is a classic "high-quality" company, with a clean balance sheet, robust profitability, and a dominant franchise. Cisco's shares also rallied by about 40% from our average cost once fuller valuations returned to the market.

     The story was similar with Time Warner, a dominant media company with great assets; and Pfizer, one of the leading pharmaceutical companies in the United States. Both stocks traded down to what we saw as very low valuations during the market's downturn, enabling us to buy each at attractive prices and the Fund to benefit as the stocks subsequently recovered.

     The Fund's fifth-largest contributor, Freeport McMoRan Copper & Gold, was a stock that the Fund owned prior to the market collapse in late 2008. Freeport-McMoRan, therefore, cost the Fund some performance in the first half of the 12-month period, but we maintained the position in the portfolio due to the company's high-quality assets, clean balance sheet, and capable management team. The stock roared back once investors became more confident in the outlook for the economy, validating our decision to hold on to an undervalued stock through an unfavorable market.


                               Pioneer Value Fund | Annual Report | 9/30/09    5

Q What holdings detracted the most from the Fund's performance over the 12 months ended September 30, 2009?

A The majority of the Fund's largest detractors were stocks that generated a solid performance, but that simply failed to keep pace with the rally in lower-quality stocks. In Financials, for instance, the Fund lost ground relative to the Russell Index when Unum Group and PNC Financial Services -- both of which outpaced the broader sector on the way down -- underperformed the industry's weaker players during the second half rally. We remain positive on the longer-term prospects for Unum and PNC, and we continue to hold both in the Fund's portfolio. Similarly, the Fund's position in Medtronic, a developer and manufacturer of medical devices, lagged the market during the rally, despite being an industry leader with a strong balance sheet and consistent profitability. Based on these attributes, Medtronic also remains a Fund holding.

     The Fund also experienced a shortfall in Dow Chemical due to the timing of our buys and sells. In the first half of the period from October 1, 2008, through March 31, 2009, the stock was hit not just by the weakness in the broader market, but also by what proved to be an ill-timed acquisition of its competitor, Rohm & Haas. We sold Dow Chemical near its low price, and then waited too long to reenter the position, which we did once the financing of the deal, the overall economic backdrop, and Dow's balance-sheet issues all became more manageable. We think Dow has excellent longer-term potential.

     Another of the Fund's key detractors was a stock that we sold near its low: asset manager Legg Mason. We viewed the company as being on the lower end of the high-quality spectrum, and so we eliminated it from the portfolio when the outlook for financials became very dicey during the first quarter of 2009. The stock rallied by nearly 300% from its low, but our decision to sell it from the Fund meant that we were unable to participate in the rebound.

Q    Do you have any closing thoughts for investors?

A A number of positive factors continue to provide a firm underpinning for stock prices. Economic fundamentals are slowly getting better, and the high level of liquidity in the financial system, together with the relatively easy earnings comparisons coming up in the quarters ahead, should continue to provide support for the market. Still, much of the improvement already has been factored into stock prices, given that the market is up by more than 50% in just the past six months since April 1, 2009. We are therefore maintaining a defensive positioning for the Fund and taking advantage of favorable market conditions by booking profits in stocks that have reached our price targets.


6    Pioneer Value Fund | Annual Report | 9/30/09

     That said, it is important to keep in mind that the market always presents opportunities for astute investors. The recent upward revaluation of lower-quality businesses has left higher-quality companies at attractive valuations, in both absolute and relative terms. As a result, we are finding compelling opportunities in high-quality companies across all segments of the market. The Consumer Staples, Information Technology and Health Care sectors, in particular, are home to what we believe are a growing number of interesting long-term investment candidates.

     While the rally over the past six months has been a challenging time for investors with a higher-quality bias, it is important to keep in mind that rallies in lower-quality stocks have tended to be short-lived. We believe our emphasis on fundamental analysis and traditional measures of valuation should continue to add value for our shareholders over the long run.


Please refer to the Schedule of Investments on pages 16-23 for a full listing of Fund securities.

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes.


                               Pioneer Value Fund | Annual Report | 9/30/09    7

Portfolio Summary | 9/30/09

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following data was represented by a pie chart in the printed material.]

U.S. Common Stocks                                                         95.8%
Temporary Cash Investments                                                  4.2%



Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[The following data was represented by a pie chart in the printed material.]

Financials                                                                 22.1%
Energy                                                                     19.0%
Health Care                                                                11.9%
Consumer Discretionary                                                     11.6%
Industrials                                                                 9.6%
Information Technology                                                      6.2%
Consumer Staples                                                            6.2%
Telecommunication Services                                                  5.9%
Utilities                                                                   4.7%
Materials                                                                   2.8%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1.    Chevron Corp.                                                       4.59%
 2.    Verizon Communications, Inc.                                        3.31
 3.    Wells Fargo & Co.                                                   3.26
 4.    Exxon Mobil Corp.                                                   2.95
 5.    Apache Corp.                                                        2.88
 6.    JPMorgan Chase & Co.                                                2.86
 7.    Unum Group                                                          2.77
 8.    Pfizer, Inc.                                                        2.42
 9.    General Electric Co.                                                2.39
10.    Goldman Sachs Group, Inc.                                           2.02

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.


8    Pioneer Value Fund | Annual Report | 9/30/09

Prices and Distributions | 9/30/09

Net Asset Value per Share
--------------------------------------------------------------------------------

----------------------------------------------
     Class           9/30/09           9/30/08
----------------------------------------------
       A             $ 10.12           $ 11.44
----------------------------------------------
       B             $  9.24           $ 10.47
----------------------------------------------
       C             $  9.21           $ 10.43
----------------------------------------------
       Y             $ 10.21           $ 11.54
----------------------------------------------

Distributions per Share: 10/1/08-9/30/09
--------------------------------------------------------------------------------

----------------------------------------------------------------------
                   Net Investment        Short-Term        Long-Term
     Class             Income          Capital Gains     Capital Gains
----------------------------------------------------------------------
       A             $ 0.2003               $ --             $ --
----------------------------------------------------------------------
       B             $ 0.0773               $ --             $ --
----------------------------------------------------------------------
       C             $ 0.1057               $ --             $ --
----------------------------------------------------------------------
       Y             $ 0.2488               $ --             $ --
----------------------------------------------------------------------

Index Definitions
--------------------------------------------------------------------------------
The Russell 1000 Value Index measures the performance of large-cap U.S. value stocks. Index returns assume reinvestment of dividends and, unlike fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" charts on pages 10-13.


                               Pioneer Value Fund | Annual Report | 9/30/09    9

Performance Update | 9/30/09                           Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Value Fund at public offering price, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of September 30, 2009)
----------------------------------------------------------------------------
                                               Net Asset     Public Offering
Period                                         Value (NAV)   Price (POP)
----------------------------------------------------------------------------
10 Years                                        1.38%          0.79%
5 Years                                        -1.99          -3.15
1 Year                                         -9.49         -14.71
----------------------------------------------------------------------------
Expense Ratio
(Per prospectus dated February 1, 2009, as
revised June 1, 2009)
----------------------------------------------------------------------------
                                               Gross           Net
----------------------------------------------------------------------------
                                               1.03%           1.03%
----------------------------------------------------------------------------

[The following data was represented by a mountain chart in the printed material]

Value of $10,000 Investment

                 Pioneer            Russell 1000
                Value Fund           Value Index
9/99              9,425                10,000
                 10,961                10,891
9/01              9,988                 9,921
                  8,312                 8,240
9/03             10,219                10,247
                 11,960                12,350
9/05             13,611                14,410
                 14,686                16,517
9/07             17,255                18,904
                 11,948                14,451
9/09             10,815                12,916

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


10    Pioneer Value Fund | Annual Report | 9/30/09

Performance Update | 9/30/09                           Class B Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Value Fund, compared to that of the Russell 1000 Value Index.


Average Annual Total Returns
(As of September 30, 2009)
-------------------------------------------------------------------
                                             If          If
Period                                       Held        Redeemed
-------------------------------------------------------------------
10 Years                                       0.20%       0.20%
5 Years                                       -3.15       -3.15
1 Year                                       -10.89      -14.42
-------------------------------------------------------------------
Expense Ratio
(Per prospectus dated February 1, 2009, as
revised June 1, 2009)
-------------------------------------------------------------------
                                             Gross       Net
-------------------------------------------------------------------
                                               2.40%       2.40%
-------------------------------------------------------------------

[The following data was represented by a mountain chart in the printed material]

Value of $10,000 Investment

                 Pioneer            Russell 1000
                Value Fund           Value Index
9/99              10,000               10,000
                  11,481               10,891
9/01              10,351                9,921
                   8,522                8,240
9/03              10,321               10,247
                  11,967               12,350
9/05              13,482               14,410
                  14,390               16,517
9/07              16,718               18,904
                  11,445               14,451
9/09              10,199               12,916

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus.

Note: Shares purchased prior to December 1, 2004, remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


                              Pioneer Value Fund | Annual Report | 9/30/09    11

Performance Update | 9/30/09                           Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Value Fund, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of September 30, 2009)
-------------------------------------------------------------------
                                             If          If
Period                                       Held        Redeemed
-------------------------------------------------------------------
10 Years                                       0.24%       0.24%
5 Years                                       -3.05       -3.05
1 Year                                       -10.51      -10.51
-------------------------------------------------------------------
Expense Ratio
(Per prospectus dated February 1, 2009, as
revised June 1, 2009)
-------------------------------------------------------------------
                                             Gross       Net
-------------------------------------------------------------------
                                               2.05%       2.05%
-------------------------------------------------------------------

[The following data was represented by a mountain chart in the printed material]

Value of $10,000 Investment

                 Pioneer            Russell 1000
                Value Fund           Value Index
9/99              10,000               10,000
                  11,483               10,891
9/01              10,337                9,921
                   8,499                8,240
9/03              10,335               10,247
                  11,953               12,350
9/05              13,460               14,410
                  14,359               16,517
9/07              16,700               18,904
                  11,441               14,451
9/09              10,238               12,916

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


12    Pioneer Value Fund | Annual Report | 9/30/09

Performance Update | 9/30/09                           Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Value Fund, compared to that of the Russell 1000 Value Index.


Average Annual Total Returns
(As of September 30, 2009)
----------------------------------------------------------------------
                                             If          If
Period                                       Held        Redeemed
----------------------------------------------------------------------
10 Years                                       1.61%       1.61%
5 Years                                       -1.57       -1.57
1 Year                                        -9.00       -9.00
----------------------------------------------------------------------
Expense Ratio
(Per prospectus dated February 1, 2009)
----------------------------------------------------------------------
                                             Gross       Net
----------------------------------------------------------------------
                                               0.53%       0.53%
----------------------------------------------------------------------

[The following data was represented by a mountain chart in the printed material]

Value of $10,000 Investment

                 Pioneer            Russell 1000
                Value Fund           Value Index
9/99             10,000               10,000
                 11,629               10,891
9/01             10,597                9,921
                  8,819                8,240
9/03             10,842               10,247
                 12,696               12,350
9/05             14,524               14,410
                 15,732               16,517
9/07             18,552               18,904
                 12,893               14,451
9/09             11,733               12,916

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for periods prior to the inception of Class Y shares reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance for Class Y shares prior to their inception (August 11, 2004) would have been higher than the performance shown. Class Y shares are not subject to sales charges and are available to limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.


                              Pioneer Value Fund | Annual Report | 9/30/09    13

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables
--------------------------------------------------------------------------------
Actual Expenses


The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1. Divide your account value by $1,000
   Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Value Fund

Based on actual returns from April 1, 2009 through September 30, 2009.

-------------------------------------------------------------------------------------
Share Class                  A                B                C                Y
-------------------------------------------------------------------------------------
Beginning Account       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
Value on 4/1/09
-------------------------------------------------------------------------------------
Ending Account          $ 1,297.82       $ 1,286.60       $ 1,287.81       $ 1,300.56
Value on 9/30/09
-------------------------------------------------------------------------------------
Expenses Paid           $     6.11       $    14.73       $    12.50       $     3.11
During Period*
-------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.06%, 2.57%, 2.18% and 0.54% for Class A, Class B, Class C, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).


14    Pioneer Value Fund | Annual Report | 9/30/09

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Value Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from April 1, 2009 through September 30, 2009.


--------------------------------------------------------------------------------------
Share Class                  A                B                C                Y
--------------------------------------------------------------------------------------
Beginning Account       $ 1,000.00       $ 1,000.00       $ 1,000.00       $ 1,000.00
Value on 4/1/09
--------------------------------------------------------------------------------------
Ending Account          $ 1,019.75       $ 1,012.18       $ 1,014.14       $ 1,022.36
Value on 9/30/09
--------------------------------------------------------------------------------------
Expenses Paid           $     5.37       $    12.96       $    11.01       $     2.74
During Period*
--------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.06%, 2.57%, 2.18%, and 0.54%, for Class A, Class B, Class C, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).


                              Pioneer Value Fund | Annual Report | 9/30/09    15

Schedule of Investments | 9/30/09

---------------------------------------------------------------------------------
Shares                                                             Value
---------------------------------------------------------------------------------
                COMMON STOCKS -- 99.2%
                ENERGY -- 18.9%
                Integrated Oil & Gas -- 9.0%
  1,100,000     Chevron Corp.                                      $   77,473,000
    725,600     Exxon Mobil Corp.                                      49,783,416
    328,400     Occidental Petroleum Corp.                             25,746,560
                                                                   --------------
                                                                   $  153,002,976
---------------------------------------------------------------------------------
                Oil & Gas Drilling -- 1.2%
    235,500     Transocean, Ltd.*                                  $   20,142,315
---------------------------------------------------------------------------------
                Oil & Gas Equipment & Services -- 1.4%
    904,200     Halliburton Co.*                                   $   24,521,904
---------------------------------------------------------------------------------
                Oil & Gas Exploration & Production -- 6.5%
    239,800     Anadarko Petroleum Corp.                           $   15,042,654
    529,300     Apache Corp.                                           48,605,619
    450,700     Devon Energy Corp.                                     30,345,631
    399,358     XTO Energy, Inc.                                       16,501,473
                                                                   --------------
                                                                   $  110,495,377
---------------------------------------------------------------------------------
                Oil & Gas Storage & Transportation -- 0.8%
  1,253,800     El Paso Corp.                                      $   12,939,216
                                                                   --------------
                Total Energy                                       $  321,101,788
---------------------------------------------------------------------------------
                MATERIALS -- 2.8%
                Diversified Chemical -- 0.5%
    324,800     Dow Chemical Co.                                   $    8,467,536
---------------------------------------------------------------------------------
                Diversified Metals & Mining -- 0.8%
    192,600     Freeport-McMoRan Copper & Gold, Inc. (Class B)     $   13,214,286
---------------------------------------------------------------------------------
                Gold -- 0.5%
    192,466     Newmont Mining Corp.                               $    8,472,353
---------------------------------------------------------------------------------
                Steel -- 1.0%
    355,600     Nucor Corp. (b)                                    $   16,716,756
                                                                   --------------
                Total Materials                                    $   46,870,931
---------------------------------------------------------------------------------
                CAPITAL GOODS -- 9.0%
                Aerospace & Defense -- 2.7%
    350,000     Northrop Grumman Corp.*                            $   18,112,500
    462,300     United Technologies Corp.                              28,167,939
                                                                   --------------
                                                                   $   46,280,439
---------------------------------------------------------------------------------
                Industrial Conglomerates -- 3.8%
    330,300     3M Co.                                             $   24,376,140
  2,450,400     General Electric Co.                                   40,235,568
                                                                   --------------
                                                                   $   64,611,708
---------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

16    Pioneer Value Fund | Annual Report | 9/30/09

-------------------------------------------------------------------------
Shares                                                     Value
-------------------------------------------------------------------------
               Industrial Machinery -- 1.7%
  679,934      Kennametal, Inc.                            $   16,733,176
  192,100      SPX Corp.                                       11,769,967
                                                           --------------
                                                           $   28,503,143
-------------------------------------------------------------------------
               Trading Companies & Distributors -- 0.8%
  150,000      W.W. Grainger, Inc. (b)                     $   13,404,000
                                                           --------------
               Total Capital Goods                         $  152,799,290
-------------------------------------------------------------------------
               TRANSPORTATION -- 0.5%
               Railroads -- 0.5%
  200,000      Norfolk Southern Corp.                      $    8,622,000
                                                           --------------
               Total Transportation                        $    8,622,000
-------------------------------------------------------------------------
               AUTOMOBILES & COMPONENTS -- 0.9%
               Auto Parts & Equipment -- 0.4%
  294,100      Johnson Controls, Inc.                      $    7,517,196
-------------------------------------------------------------------------
               Automobile Manufacturers -- 0.5%
1,134,226      Ford Motor Corp.*                           $    8,177,769
                                                           --------------
               Total Automobiles & Components              $   15,694,965
-------------------------------------------------------------------------
               CONSUMER DURABLES & APPAREL -- 1.0%
               Footwear -- 0.6%
  147,800      Nike, Inc.                                  $    9,562,660
-------------------------------------------------------------------------
               Homebuilding -- 0.4%
  644,600      Pulte Homes, Inc.* (b)                      $    7,084,154
                                                           --------------
               Total Consumer Durables & Apparel           $   16,646,814
-------------------------------------------------------------------------
               CONSUMER SERVICES -- 1.0%
               Restaurants -- 1.0%
  300,000      McDonald's Corp.                            $   17,121,000
                                                           --------------
               Total Consumer Services                     $   17,121,000
-------------------------------------------------------------------------
               MEDIA -- 4.5%
               Cable & Satellite -- 1.6%
1,594,200      Comcast Corp.*                              $   26,926,038
-------------------------------------------------------------------------
               Movies & Entertainment -- 2.9%
  316,200      The Walt Disney Co.                         $    8,682,852
  650,000      Time Warner, Inc.                               18,707,000
  800,000      Viacom, Inc. (Class B)*                         22,432,000
                                                           --------------
                                                           $   49,821,852
                                                           --------------
               Total Media                                 $   76,747,890
-------------------------------------------------------------------------
               RETAILING -- 4.0%
               Apparel Retail -- 1.6%
1,264,700      Gap, Inc.                                   $   27,064,580
-------------------------------------------------------------------------
               Computer & Electronics Retail -- 0.7%
  339,100      Best Buy Co., Inc.                          $   12,723,032
-------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                              Pioneer Value Fund | Annual Report | 9/30/09    17

-------------------------------------------------------------------------
Shares                                                     Value
-------------------------------------------------------------------------
               Department Stores -- 0.5%
   266,100     J.C. Penney Co., Inc.                       $    8,980,875
-------------------------------------------------------------------------
               Home Improvement Retail -- 1.2%
   750,000     Home Depot, Inc.                            $   19,980,000
                                                           --------------
               Total Retailing                             $   68,748,487
-------------------------------------------------------------------------
               FOOD & DRUG RETAILING -- 1.6%
               Drug Retail -- 1.0%
   492,600     CVS/Caremark Corp.                          $   17,605,524
-------------------------------------------------------------------------
               Food Retail -- 0.6%
   450,000     Kroger Co.                                  $    9,288,000
                                                           --------------
               Total Food & Drug Retailing                 $   26,893,524
-------------------------------------------------------------------------
               FOOD, BEVERAGE & TOBACCO -- 4.2%
               Packaged Foods & Meats -- 2.2%
   300,000     General Mills, Inc.                         $   19,314,000
   705,200     Kraft Foods, Inc.                               18,525,604
                                                           --------------
                                                           $   37,839,604
-------------------------------------------------------------------------
               Soft Drinks -- 1.4%
   455,800     Coca-Cola Co. (b)                           $   24,476,460
-------------------------------------------------------------------------
               Tobacco -- 0.6%
   200,000     Phillip Morris International, Inc.          $    9,748,000
                                                           --------------
               Total Food, Beverage & Tobacco              $   72,064,064
-------------------------------------------------------------------------
               HOUSEHOLD & PERSONAL PRODUCTS -- 0.3%
               Household Products -- 0.3%
    73,300     Colgate-Palmolive Co.                       $    5,591,324
                                                           --------------
               Total Household & Personal Products         $    5,591,324
-------------------------------------------------------------------------
               HEALTH CARE EQUIPMENT & SERVICES -- 3.1%
               Health Care Equipment -- 0.9%
   400,000     Medtronic, Inc.*                            $   14,720,000
-------------------------------------------------------------------------
               Managed Health Care -- 2.2%
   393,700     Aetna, Inc.                                 $   10,956,671
   588,200     United Healthcare Group, Inc.                   14,728,528
   238,800     Wellpoint, Inc.*                                11,309,568
                                                           --------------
                                                           $   36,994,767
                                                           --------------
               Total Health Care Equipment & Services      $   51,714,767
-------------------------------------------------------------------------
               PHARMACEUTICALS & BIOTECHNOLOGY -- 8.7%
               Biotechnology -- 1.1%
   300,000     Amgen, Inc.*                                $   18,069,000
-------------------------------------------------------------------------
               Life Sciences Tools & Services -- 1.2%
   483,100     Thermo Fisher Scientific, Inc.* (b)         $   21,096,977
-------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

18    Pioneer Value Fund | Annual Report | 9/30/09

-------------------------------------------------------------------------
Shares                                                     Value
-------------------------------------------------------------------------
               Pharmaceuticals -- 6.4%
  211,800      Abbott Laboratories, Inc.                   $   10,477,746
  654,100      Bristol-Myers Squibb Co.                        14,730,332
  300,000      Johnson & Johnson                               18,267,000
  800,000      Merck & Co., Inc. (b)                           25,304,000
2,465,900      Pfizer, Inc. (b)                                40,810,645
                                                           --------------
                                                           $  109,589,723
                                                           --------------
               Total Pharmaceuticals & Biotechnology       $  148,755,700
-------------------------------------------------------------------------
               BANKS -- 5.5%
               Diversified Banks -- 3.2%
1,953,700      Wells Fargo & Co. (b)                       $   55,055,266
-------------------------------------------------------------------------
               Regional Banks -- 2.3%
1,251,300      KeyCorp                                     $    8,133,450
  376,700      PNC Bank Corp.                                  18,303,853
  693,300      Zions Bancorporation (b)                        12,458,601
                                                           --------------
                                                           $   38,895,904
                                                           --------------
               Total Banks                                 $   93,951,170
-------------------------------------------------------------------------
               DIVERSIFIED FINANCIALS -- 10.4%
               Asset Management & Custody Banks -- 3.2%
  150,000      Franklin Resources, Inc. (b)                $   15,090,000
  850,000      Invesco, Ltd.                                   19,346,000
  667,100      The Bank of New York Mellon Corp.               19,339,229
                                                           --------------
                                                           $   53,775,229
-------------------------------------------------------------------------
               Diversified Financial Services -- 3.8%
  948,096      Bank of America Corp.                       $   16,041,784
1,100,000      JPMorgan Chase & Co.                            48,202,000
                                                           --------------
                                                           $   64,243,784
-------------------------------------------------------------------------
               Investment Banking & Brokerage -- 2.9%
  185,000      Goldman Sachs Group, Inc.                   $   34,104,750
  500,000      Morgan Stanley                                  15,440,000
                                                           --------------
                                                           $   49,544,750
-------------------------------------------------------------------------
               Specialized Finance -- 0.5%
   25,000      CME Group, Inc. (b)                         $    7,704,750
                                                           --------------
               Total Diversified Financials                $  175,268,513
-------------------------------------------------------------------------
               INSURANCE -- 5.5%
               Insurance Brokers -- 0.7%
  507,800      Marsh & McLennan Co., Inc.                  $   12,557,894
-------------------------------------------------------------------------
               Life & Health Insurance -- 3.3%
  188,000      Prudential Financial, Inc.*                 $    9,383,080
2,175,000      Unum Group                                      46,632,000
                                                           --------------
                                                           $   56,015,080
-------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                              Pioneer Value Fund | Annual Report | 9/30/09    19

-------------------------------------------------------------------------------
Shares                                                           Value
-------------------------------------------------------------------------------
               Property & Casualty Insurance -- 1.5%
  500,000      Chubb Corp.                                       $   25,205,000
                                                                 --------------
               Total Insurance                                   $   93,777,974
-------------------------------------------------------------------------------
               REAL ESTATE -- 0.6%
               Office Real Estate Investment Trusts -- 0.6%
  157,075      Boston Properties, Inc. (b)                       $   10,296,266
                                                                 --------------
               Total Real Estate                                 $   10,296,266
-------------------------------------------------------------------------------
               SOFTWARE & SERVICES -- 1.9%
               Systems Software -- 1.9%
  794,000      Microsoft Corp.                                   $   20,556,660
  600,000      Oracle Corp.                                          12,504,000
                                                                 --------------
                                                                 $   33,060,660
                                                                 --------------
               Total Software & Services                         $   33,060,660
-------------------------------------------------------------------------------
               TECHNOLOGY HARDWARE & EQUIPMENT -- 2.7%
               Communications Equipment -- 1.4%
1,000,000      Cisco Systems, Inc.*                              $   23,540,000
-------------------------------------------------------------------------------
               Computer Hardware -- 1.3%
  250,000      Hewlett-Packard Co.                               $   11,802,500
   85,100      IBM Corp.*                                            10,178,811
                                                                 --------------
                                                                 $   21,981,311
                                                                 --------------
               Total Technology Hardware & Equipment             $   45,521,311
-------------------------------------------------------------------------------
               SEMICONDUCTORS -- 1.6%
1,350,000      Intel Corp.                                       $   26,419,500
                                                                 --------------
               Total Semiconductors                              $   26,419,500
-------------------------------------------------------------------------------
               TELECOMMUNICATION SERVICES -- 5.8%
               Integrated Telecommunications Services -- 5.8%
1,200,000      AT&T Corp.                                        $   32,412,000
  312,600      Century Telephone Enterprises, Inc.                   10,503,360
1,844,000      Verizon Communications, Inc.                          55,817,880
                                                                 --------------
                                                                 $   98,733,240
                                                                 --------------
               Total Telecommunication Services                  $   98,733,240
-------------------------------------------------------------------------------
               UTILITIES -- 4.7%
               Electric Utilities -- 2.3%
  400,000      Edison International, Inc.                        $   13,432,000
  298,100      FirstEnergy Corp.                                     13,629,132
  400,000      Southern Co.                                          12,668,000
                                                                 --------------
                                                                 $   39,729,132
-------------------------------------------------------------------------------
               Gas Utilities -- 0.8%
  357,000      Questar Corp.                                     $   13,408,920
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

20    Pioneer Value Fund | Annual Report | 9/30/09

-----------------------------------------------------------------------
Shares                                                   Value
-----------------------------------------------------------------------
               Multi-Utilities -- 1.6%
    35,871     NSTAR                                     $    1,141,415
   384,300     Public Service Enterprise Group, Inc.         12,082,393
   271,500     Sempra Energy                                 13,523,415
                                                         --------------
                                                         $   26,747,223
                                                         --------------
               Total Utilities                           $   79,885,275
-----------------------------------------------------------------------
               TOTAL COMMON STOCKS
               (Cost $1,705,941,483)                     $1,686,286,453
-----------------------------------------------------------------------

-----------------------------------------------------------------------------------------
Principal
Amount
-----------------------------------------------------------------------------------------
                 TEMPORARY CASH INVESTMENTS -- 4.3%
                 Repurchase Agreement -- 0.6%
$ 9,825,000      Bank of America, 0.05%, dated 9/30/09, repurchase
                 price of $9,825,000 plus accrued interest on 10/1/09
                 collateralized by $10,021,500 Freddie Mac Giant, 5.0%,
                 9/1/39                                                    $    9,825,000
-----------------------------------------------------------------------------------------
                 Securities Lending Collateral -- 3.7% (c)
                 Certificates of Deposit:
  3,081,414      Bank of Nova Scotia 0.25%, 11/17/09                       $    3,081,414
  3,252,603      BNP Paribas NY, 0.3%, 11/17/09                                 3,252,603
  2,054,276      Rabobank Nederland NY, 0.24%, 12/11/09                         2,054,276
  2,054,276      Societe Generale, 0.27%, 12/4/09                               2,054,276
  2,054,276      Toronto Dominion, 0.23%, 12/16/09                              2,054,276
                                                                           --------------
                                                                           $   12,496,845
-----------------------------------------------------------------------------------------
                 Commercial Paper:
  3,422,524      BBVA London, 0.29%, 11/6/09                               $    3,422,524
  2,052,905      CBA Financial, 0.27%, 12/29/09                                 2,052,905
  2,052,992      HND AF, 0.30%, 12/15/09                                        2,052,992
  1,711,189      HSBC, 0.24%, 12/2/09                                           1,711,189
    342,236      HSBC, 0.24%, 12/3/09                                             342,236
  3,079,751      NABPP, 0.29%, 12/7/09                                          3,079,751
  3,423,791      Cafco, 0.40%, 10/1/09                                          3,423,791
  2,567,759      Char FD, 0.30%, 10/5/09                                        2,567,759
    855,782      Char FD, 0.28%, 10/26/09                                         855,782
  1,026,639      Ciesco, 0.33%, 11/23/09                                        1,026,639
  1,026,660      Ciesco, 0.25%, 12/7/09                                         1,026,660
  1,574,787      Fasco, 0.20%, 10/19/09                                         1,574,787
  1,711,536      Kithaw, 0.23%, 11/3/09                                         1,711,536
  2,156,309      Old LLC, 0.30%, 10/16/09                                       2,156,309
  1,370,682      Old LLC, 0.32%, 10/15/09                                       1,370,682
  1,711,086      Ranger, 0.24%, 12/11/09                                        1,711,086
  1,625,992      TB LLC, 0.20%, 10/5/09                                         1,625,992
    691,815      GE, 0.23%, 10/26/09                                              691,815
  1,194,992      Santander U.S. Debt, 0.37%, 11/20/09                           1,194,992
                                                                           --------------
                                                                           $   33,599,427
-----------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                              Pioneer Value Fund | Annual Report | 9/30/09    21

--------------------------------------------------------------------------------
Principal
Amount                                                            Value
--------------------------------------------------------------------------------
                    Tri-party Repurchase Agreements:
   $ 9,929,000      Deutsche Bank, 0.06%, 10/1/09                 $    9,929,000
     4,525,364      Barclays Capital Markets, 0.01%, 10/1/09           4,525,364
                                                                  --------------
                                                                  $   14,454,364
--------------------------------------------------------------------------------
Shares
--------------------------------------------------------------------------------
                    Money Market Mutual Funds:
     1,369,517      Dreyfus Preferred Money Market Fund           $    1,369,517
     1,711,897      Fidelity Prime Money Market Fund                   1,711,897
                                                                  --------------
                                                                  $    3,081,414
                                                                  --------------
                    Total Securities Lending Collateral           $   63,632,050
--------------------------------------------------------------------------------
                    TOTAL TEMPORARY CASH INVESTMENTS
                    (Cost $73,457,050)                            $   73,457,050
--------------------------------------------------------------------------------
                    TOTAL INVESTMENT IN SECURITIES -- 103.5%
                    (Cost $1,779,398,533) (a)                     $1,759,743,503
--------------------------------------------------------------------------------
                    OTHER ASSETS AND LIABILITIES -- (3.5)%        $  (58,758,036)
--------------------------------------------------------------------------------
                    TOTAL NET ASSETS -- 100.0%                    $1,700,985,467
--------------------------------------------------------------------------------

*     Non-income producing security.
(a) At September 30, 2009, the net unrealized loss on investments based on cost for federal income tax purposes of $1,781,538,644 was as follows:

       Aggregate gross unrealized gain for all investments in which there is an
         excess of value over tax cost                                             $121,559,858
       Aggregate gross unrealized loss for all investments in which there is an
         excess of tax cost over value                                             (143,354,999)
                                                                                   ------------
       Net unrealized loss                                                         $(21,795,141)
                                                                                   ============

(b)   At September 30, 2009, the following securities were out on loan:

   -------------------------------------------------------------
    Shares       Security                            Value
   -------------------------------------------------------------
      48,000     Boston Properties, Inc.             $ 3,146,400
       2,200     CME Group, Inc.                         678,018
      22,000     Coca-Cola Co.                         1,181,400
         300     Franklin Resources, Inc.                 30,180
     470,100     Merck & Co., Inc.                    14,869,263
      29,000     Nucor Corp.                           1,363,290
   1,240,000     Pfizer, Inc.                         20,522,000
     185,600     Pulte Homes, Inc.*                    2,039,744
      24,800     Thermo Fisher Scientific, Inc.*       1,083,016
      10,000     W.W. Grainger, Inc.                     893,600
     196,200     Wells Fargo & Co.                     5,528,916
     559,400     Zions Bancorporation                 10,052,418
   -------------------------------------------------------------
                 Total                               $61,388,245
   -------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

22    Pioneer Value Fund | Annual Report | 9/30/09

(c)   Securities lending collateral is managed by Credit Suisse AG, New York
      Branch.

Purchases and sales of securities (excluding temporary cash investments) for the year ended September 30, 2009 aggregated $842,159,673 and $1,012,693,673, respectively.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.


  Level 1 -- quoted prices in active markets for identical securities
  Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The following is a summary of the inputs used as of September 30, 2009, in valuing the Fund's assets:

----------------------------------------------------------------------------------------
                               Level 1           Level 2       Level 3    Total
----------------------------------------------------------------------------------------
 Common stocks                 $1,686,286,453    $        --      $--     $1,686,286,453
 Temporary cash investments                --     70,375,636       --         70,375,636
 Money Market Mutual Funds          3,081,414             --       --          3,081,414
----------------------------------------------------------------------------------------
 Total                         $1,689,367,867    $70,375,636      $--     $1,759,743,503
----------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                              Pioneer Value Fund | Annual Report | 9/30/09    23

Statement of Assets and Liabilities | 9/30/09

ASSETS:
  Investment in securities (including securities loaned of
   $61,388,245) (cost $1,779,398,533)                          $1,759,743,503
  Cash                                                              7,272,962
  Receivables --
   Investment securities sold                                      15,502,027
   Fund shares sold                                                    79,928
   Dividends, interest and foreign taxes withheld                   2,158,699
  Other                                                                83,781
-----------------------------------------------------------------------------
     Total assets                                              $1,784,840,900
-----------------------------------------------------------------------------
LIABILITIES:
  Payables --
   Investment securities purchased                             $   18,344,753
   Fund shares repurchased                                          1,293,450
   Upon return of securities loaned                                63,632,050
  Due to affiliates                                                   495,017
  Accrued expenses                                                     90,163
-----------------------------------------------------------------------------
     Total liabilities                                         $   83,855,433
-----------------------------------------------------------------------------
NET ASSETS:
  Paid-in capital                                              $2,433,570,828
  Undistributed net investment income                              12,572,373
  Accumulated net realized loss on investments                   (725,502,704)
  Net unrealized loss on investments                              (19,655,030)
-----------------------------------------------------------------------------
     Total net assets                                          $1,700,985,467
-----------------------------------------------------------------------------
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $1,649,437,775/163,045,274 shares)         $        10.12
  Class B (based on $8,056,815/871,501 shares)                 $         9.24
  Class C (based on $4,370,558/474,362 shares)                 $         9.21
  Class Y (based on $39,120,319/3,831,421 shares)              $        10.21
MAXIMUM OFFERING PRICE:
  Class A ($10.12 [divided by] 94.25%)                         $        10.74
-----------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

24    Pioneer Value Fund | Annual Report | 9/30/09

Statement of Operations

For the Year Ended 9/30/09

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $8,219)      $  45,434,454
  Interest                                                       157,166
  Income from securities loaned, net                             951,363
---------------------------------------------------------------------------------------------
     Total investment income                                                    $  46,542,983
---------------------------------------------------------------------------------------------
EXPENSES:
  Management fees
   Basic Fee                                               $   9,457,083
   Performance Adjustment                                     (2,209,937)
  Transfer agent fees
   Class A                                                     2,405,720
   Class B                                                        74,541
   Class C                                                        22,899
   Class Y                                                         3,740
  Distribution fees
   Class A                                                     3,751,869
   Class B                                                        84,098
   Class C                                                        48,495
  Shareholder communications expense                           1,641,253
  Administrative reimbursements                                  682,742
  Custodian fees                                                  75,628
  Registration fees                                               72,077
  Professional fees                                              160,524
  Printing expense                                                97,548
  Fees and expenses of nonaffiliated trustees                     57,688
  Miscellaneous                                                   91,014
---------------------------------------------------------------------------------------------
     Total expenses                                                             $  16,516,982
     Less fees paid indirectly                                                         (8,516)
---------------------------------------------------------------------------------------------
     Net expenses                                                               $  16,508,466
---------------------------------------------------------------------------------------------
       Net investment income                                                    $  30,034,517
---------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on:
   Investments                                             $(404,260,346)
   Class action                                               12,075,375        $(392,184,971)
---------------------------------------------------------------------------------------------
  Change in net unrealized gain on investments                                  $ 103,799,323
---------------------------------------------------------------------------------------------
  Net loss on investments                                                       $(288,385,648)
---------------------------------------------------------------------------------------------
  Net decrease in net assets resulting from operations                          $(258,351,131)
---------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                              Pioneer Value Fund | Annual Report | 9/30/09    25

Statements of Changes in Net Assets

For the Years Ended 9/30/09 and 9/30/08, respectively

------------------------------------------------------------------------------------------------
                                                             Year Ended          Year Ended
                                                             9/30/09             9/30/08
------------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income                                        $   30,034,517     $    51,359,252
Net realized loss on investments and class action              (392,184,971)       (317,845,857)
Change in net unrealized gain (loss) on investments             103,799,323        (822,348,269)
------------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from operations      $ (258,351,131)    $(1,088,834,874)
------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
   Class A ($0.20 and $0.25 per share, respectively)         $  (34,473,880)    $   (50,294,291)
   Class B ($0.08 and $0.10 per share, respectively)                (87,148)           (160,860)
   Class C ($0.11 and $0.13 per share, respectively)                (74,142)            (97,670)
   Class Y ($0.25 and $0.30 per share, respectively)             (1,953,103)         (3,580,443)
Net realized gain:
   Class A ($0.00 and $1.37 per share, respectively)                     --        (261,794,286)
   Class B ($0.00 and $1.37 per share, respectively)                     --          (2,352,305)
   Class C ($0.00 and $1.37 per share, respectively)                     --            (999,619)
   Class Y ($0.00 and $1.37 per share, respectively)                     --         (16,900,631)
------------------------------------------------------------------------------------------------
     Total distributions to shareowners                      $  (36,588,273)    $  (336,180,105)
------------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                             $   35,447,427     $   107,788,885
Reinvestment of distributions                                    32,635,153         307,535,467
Cost of shares repurchased                                     (288,131,948)       (624,773,394)
------------------------------------------------------------------------------------------------
   Net decrease in net assets resulting from Fund share
     transactions                                            $ (220,049,368)    $  (209,449,042)
------------------------------------------------------------------------------------------------
   Net decrease in net assets                                $ (514,988,772)    $(1,634,464,021)
NET ASSETS:
Beginning of year                                             2,215,974,239       3,850,438,260
------------------------------------------------------------------------------------------------
End of year                                                  $1,700,985,467     $ 2,215,974,239
------------------------------------------------------------------------------------------------
Undistributed net investment income                          $   12,572,373     $    19,126,106
------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

26    Pioneer Value Fund | Annual Report | 9/30/09

----------------------------------------------------------------------------------------------------------
                                      '09 Shares        '09 Amount           '08 Shares        '08 Amount
----------------------------------------------------------------------------------------------------------
Class A
Shares sold                            3,336,175     $  28,889,586            4,706,766     $  67,233,587
Reinvestment of distributions          3,671,409        31,904,948           18,863,164       293,192,504
Less shares repurchased              (26,071,806)     (224,943,747)         (36,761,033)     (518,107,787)
----------------------------------------------------------------------------------------------------------
   Net decrease                      (19,064,222)    $(164,149,213)         (13,191,103)    $(157,681,696)
----------------------------------------------------------------------------------------------------------
Class B
Shares sold                               86,791     $     697,851              119,790     $   1,563,555
Reinvestment of distributions             10,401            82,594              159,868         2,297,706
Less shares repurchased                 (516,811)       (4,071,493)            (789,625)      (10,137,455)
----------------------------------------------------------------------------------------------------------
   Net decrease                         (419,619)    $  (3,291,048)            (509,967)    $  (6,276,194)
----------------------------------------------------------------------------------------------------------
Class C
Shares sold                              146,462     $   1,138,400              204,198     $   2,638,167
Reinvestment of distributions              6,596            52,128               50,044           715,039
Less shares repurchased                 (393,750)       (2,973,413)            (287,970)       (3,701,993)
----------------------------------------------------------------------------------------------------------
   Net decrease                         (240,692)    $  (1,782,885)             (33,728)    $    (348,787)
----------------------------------------------------------------------------------------------------------
Class Y
Shares sold                              540,943     $   4,721,590            2,572,286     $  36,353,576
Reinvestment of distributions             68,424           595,483              719,630        11,330,218
Less shares repurchased               (6,530,828)      (56,143,295)          (6,480,001)      (92,826,159)
----------------------------------------------------------------------------------------------------------
   Net decrease                       (5,921,461)    $ (50,826,222)          (3,188,085)    $ (45,142,365)
----------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                              Pioneer Value Fund | Annual Report | 9/30/09    27

Financial Highlights

                                                                                                 Year           Year
                                                                                                 Ended          Ended
                                                                                                9/30/09        9/30/08
Class A
Net asset value, beginning of period                                                          $   11.44       $   18.28
------------------------------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                                                                        $    0.17       $    0.25
 Net realized and unrealized gain (loss) on investments and foreign currency transactions         (1.29)          (5.47)
------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                          $   (1.12)      $   (5.22)
Distributions to shareowners:
 Net investment income                                                                            (0.20)          (0.25)
 Net realized gain                                                                                   --           (1.37)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                    $   (1.32)      $   (6.84)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                $   10.12       $   11.44
------------------------------------------------------------------------------------------------------------------------
Total return*                                                                                     (9.49)%        (30.75)%
Ratio of net expenses to average net assets+                                                       1.06%           0.94%
Ratio of net investment income to average net assets+                                              1.89%           1.73%
Portfolio turnover rate                                                                              53%             95%
Net assets, end of period (in thousands)                                                      $1,649,438      $2,082,427
Ratios assuming reduction for fees paid indirectly:
 Net expenses                                                                                      1.06%           0.94%
 Net investment income                                                                             1.89%           1.73%
------------------------------------------------------------------------------------------------------------------------


                                                                                               Year         Year         Year
                                                                                               Ended        Ended        Ended
                                                                                              9/30/07      9/30/06      9/30/05
Class A
Net asset value, beginning of period                                                         $    18.55   $    17.55   $    18.83
---------------------------------------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                                                                       $     0.29   $     0.28   $     0.14
 Net realized and unrealized gain (loss) on investments and foreign currency transactions          2.60         1.09         2.26
---------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                         $     2.89   $     1.37   $     2.40
Distributions to shareowners:
 Net investment income                                                                            (0.30)       (0.25)       (0.12)
 Net realized gain                                                                                (2.86)       (0.12)       (3.56)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                   $    (0.27)  $     1.00   $    (1.28)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                               $    18.28   $    18.55   $    17.55
---------------------------------------------------------------------------------------------------------------------------------
Total return*                                                                                     17.49%        7.89%       13.81%
Ratio of net expenses to average net assets+                                                       0.92%        0.94%        0.98%
Ratio of net investment income to average net assets+                                              1.65%        1.44%        0.85%
Portfolio turnover rate                                                                              34%          86%          53%
Net assets, end of period (in thousands)                                                     $3,569,146   $3,852,832   $3,997,849
Ratios assuming reduction for fees paid indirectly:
 Net expenses                                                                                      0.92%        0.94%        0.97%
 Net investment income                                                                             1.65%        1.44%        0.86%
---------------------------------------------------------------------------------------------------------------------------------

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratios assuming no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

28  Pioneer Value Fund | Annual Report | 9/30/09

                                                                                                Year          Year
                                                                                                Ended         Ended
                                                                                               9/30/09       9/30/08
Class B
Net asset value, beginning of period                                                         $    10.47     $   16.87
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                                                $     0.06     $    0.11
 Net realized and unrealized gain (loss) on investments and foreign currency transactions         (1.21)        (5.04)
--------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                         $    (1.15)    $   (4.93)
Distributions to shareowners:
 Net investment income                                                                            (0.08)        (0.10)
 Net realized gain                                                                                   --         (1.37)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                   $    (1.23)    $   (6.40)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                               $     9.24     $   10.47
--------------------------------------------------------------------------------------------------------------------
Total return*                                                                                    (10.89)%      (31.54)%
Ratio of net expenses to average net assets+                                                       2.57%         2.06%
Ratio of net investment income (loss) to average net assets+                                       0.41%         0.60%
Portfolio turnover rate                                                                              53%           95%
Net assets, end of period (in thousands)                                                     $    8,057     $  13,518
Ratios assuming reduction for fees paid indirectly:
 Net expenses                                                                                      2.57%         2.04%
 Net investment income (loss)                                                                      0.41%         0.62%
--------------------------------------------------------------------------------------------------------------------


                                                                                              Year        Year        Year
                                                                                              Ended       Ended       Ended
                                                                                             9/30/07     9/30/06     9/30/05
Class B
Net asset value, beginning of period                                                        $  17.36     $ 16.40     $ 17.87
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                                               $   0.10     $  0.10     $ (0.04)
 Net realized and unrealized gain (loss) on investments and foreign currency transactions       2.39        1.00        2.13
-----------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                        $   2.49     $  1.10     $  2.09
Distributions to shareowners:
 Net investment income                                                                         (0.12)      (0.02)         --
 Net realized gain                                                                             (2.86)      (0.12)      (3.56)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                  $  (0.49)    $  0.96     $ (1.47)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                              $  16.87     $ 17.36     $ 16.40
-----------------------------------------------------------------------------------------------------------------------------
Total return*                                                                                  16.18%       6.74%      12.66%
Ratio of net expenses to average net assets+                                                    2.05%       2.03%       2.03%
Ratio of net investment income (loss) to average net assets+                                    0.53%       0.32%      (0.21)%
Portfolio turnover rate                                                                           34%         86%         53%
Net assets, end of period (in thousands)                                                    $ 30,378     $37,116     $51,164
Ratios assuming reduction for fees paid indirectly:
 Net expenses                                                                                   2.02%       2.03%       2.02%
 Net investment income (loss)                                                                   0.56%       0.32%      (0.20)%
-----------------------------------------------------------------------------------------------------------------------------

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratios assuming no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

                                Pioneer Value Fund | Annual Report | 9/30/09  29

                                                                                               Year          Year
                                                                                               Ended         Ended
                                                                                              9/30/09       9/30/08
Class C
Net asset value, beginning of period                                                         $   10.43     $   16.84
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                                                $    0.08     $    0.10
 Net realized and unrealized gain (loss) on investments and foreign currency transactions        (1.19)        (5.01)
--------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                         $   (1.11)    $   (4.91)
Distributions to shareowners:
 Net investment income                                                                           (0.11)        (0.13)
 Net realized gain                                                                                  --         (1.37)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                   $   (1.22)    $   (6.41)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                               $    9.21     $   10.43
--------------------------------------------------------------------------------------------------------------------
Total return*                                                                                   (10.51)%      (31.49)%
Ratio of net expenses to average net assets+                                                      2.18%         1.92%
Ratio of net investment income (loss) to average net assets+                                      0.83%         0.76%
Portfolio turnover rate                                                                             53%           95%
Net assets, end of period (in thousands)                                                     $   4,371     $   7,458
Ratios assuming reduction for fees paid indirectly:
 Net expenses                                                                                     2.18%         1.91%
 Net investment income (loss)                                                                     0.83%         0.77%
--------------------------------------------------------------------------------------------------------------------


                                                                                              Year        Year        Year
                                                                                              Ended       Ended       Ended
                                                                                             9/30/07     9/30/06     9/30/05
Class C
Net asset value, beginning of period                                                        $  17.33    $ 16.39     $  17.87
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
 Net investment income (loss)                                                               $   0.07    $  0.07     $  (0.04)
 Net realized and unrealized gain (loss) on investments and foreign currency transactions       2.43       1.02         2.12
-----------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                        $   2.50    $  1.09     $   2.08
Distributions to shareowners:
 Net investment income                                                                         (0.13)     (0.03)         --
 Net realized gain                                                                             (2.86)     (0.12)       (3.56)
-----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                  $  (0.49)   $  0.94     $  (1.48)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                              $  16.84    $ 17.33     $  16.39
-----------------------------------------------------------------------------------------------------------------------------
Total return*                                                                                  16.31%      6.68%       12.60%
Ratio of net expenses to average net assets+                                                    1.98%      2.03%        2.08%
Ratio of net investment income (loss) to average net assets+                                    0.58%      0.34%       (0.25)%
Portfolio turnover rate                                                                           34%        86%          53%
Net assets, end of period (in thousands)                                                    $ 12,606    $ 8,723     $  8,926
Ratios assuming reduction for fees paid indirectly:
 Net expenses                                                                                   1.96%      2.03%       2.07%
 Net investment income (loss)                                                                   0.60%      0.34%       (0.24)%
-----------------------------------------------------------------------------------------------------------------------------

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
+ Ratios assuming no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

30  Pioneer Value Fund | Annual Report | 9/30/09

The accompanying notes are an integral part of these financial statements.
                                                                                              Year        Year
                                                                                              Ended       Ended
                                                                                             9/30/09     9/30/08
Class Y
Net asset value, beginning of period                                                         $ 11.54     $  18.42
-----------------------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                                                                       $  0.30     $   0.33
 Net realized and unrealized gain (loss) on investments and foreign currency transactions      (1.38)       (5.54)
-----------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                         $ (1.08)    $  (5.21)
Distributions to shareowners:
 Net investment income                                                                         (0.25)       (0.30)
 Net realized gain                                                                                --        (1.37)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                   $ (1.33)    $  (6.88)
-----------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                               $ 10.21     $  11.54
-----------------------------------------------------------------------------------------------------------------
Total return*                                                                                  (9.00)%     (30.50)%
Ratio of net expenses to average net assets+                                                    0.54%        0.53%
Ratio of net investment income to average net assets+                                           2.51%        2.12%
Portfolio turnover rate                                                                           53%          95%
Net assets, end of period (in thousands)                                                     $39,120     $112,571
Ratios assuming reduction for fees paid indirectly:
 Net expenses                                                                                   0.54%        0.53%
 Net investment income                                                                          2.51%        2.12%
-----------------------------------------------------------------------------------------------------------------


                                                                                            Year         Year         Year
                                                                                           Ended        Ended        Ended
                                                                                           9/30/07      9/30/06      9/30/05
Class Y
Net asset value, beginning of period                                                         $ 18.67      $ 17.59     $ 18.84
-------------------------------------------------------------------------------------------------------------------------------
Increase from investment operations:
 Net investment income                                                                       $  0.39      $  0.33     $  0.12
 Net realized and unrealized gain (loss) on investments and foreign currency transactions       2.59         1.11        2.37
-------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from investment operations                                         $  2.98      $  1.44     $  2.49
Distributions to shareowners:
 Net investment income                                                                         ( 0.37)      ( 0.24)     ( 0.18)
 Net realized gain                                                                             ( 2.86)      ( 0.12)     ( 3.56)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                                                   $  (0.25)    $  1.08     $  (1.25)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                               $ 18.42      $ 18.67     $ 17.59
-------------------------------------------------------------------------------------------------------------------------------
Total return*                                                                                   17.92%        8.31%      14.40%
Ratio of net expenses to average net assets+                                                     0.54%        0.55%       0.59%
Ratio of net investment income to average net assets+                                            2.04%        1.84%       1.50%
Portfolio turnover rate                                                                            34%          86%         53%
Net assets, end of period (in thousands)                                                     $238,308     $333,884    $311,272
Ratios assuming reduction for fees paid indirectly:
 Net expenses                                                                                    0.54%        0.55%       0.59%
 Net investment income                                                                           2.04%        1.84%       1.51%
-------------------------------------------------------------------------------------------------------------------------------

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
+  Ratios assuming no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.

                                Pioneer Value Fund | Annual Report | 9/30/09  31

Notes to Financial Statements | 9/30/09

1. Organization and Significant Accounting Policies

Pioneer Value Fund (the Fund), is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is reasonable income and capital growth.

The Fund offers four classes of shares designated as Class A, Class B, Class C, and Class Y shares. Class R shares were first publicly offered on April 1, 2003 and ceased operations on January 31, 2007. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares. Class B shares convert to Class A shares eight years after the date of purchase.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectuses contain unaudited information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's principal risks.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.


32    Pioneer Value Fund | Annual Report | 9/30/09

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.   Security Valuation

     Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange
     (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities that have traded on an exchange are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued at the mean between the last bid and asked prices. Securities for which market prices and/or quotations are not readily available or are considered to be unreliable are valued using fair value methods pursuant to procedures adopted by the Board of Trustees.

     Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times.

     The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Thus, the valuation of the Fund's securities may differ from exchange prices. At September 30, 2009, there were no securities that were valued using fair value methods. Short-term fixed-income securities with remaining maturities of sixty days or less generally are valued at amortized cost. Money market mutual funds are valued at net asset value.

     Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Foreign Currency Translation

     The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.


                              Pioneer Value Fund | Annual Report | 9/30/09    33

     Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.

C.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required. Tax years for the prior three fiscal years are subject to examination by tax authorities.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

     At September 30, 2009, the Fund has reclassified $23 to increase undistributed net investment income and $23 to increase accumulated net realized loss on investments to reflect permanent book/tax differences. The reclassification has no impact on the net asset value of the Fund and is designed to present the Fund's capital accounts on a tax basis.

     At September 30, 2009, the Fund had a net capital loss carryforward of $403,358,897, which will expire in 2017 if not utilized.

     The Fund has elected to defer approximately $320,003,696 of capital losses recognized between November 1, 2008 and September 30, 2009 to its fiscal year ending September 30, 2010.

     The tax character of distributions paid during the years ended September 30, 2009 and September 30, 2008 was as follows:


-------------------------------------------------------------
                                       2009              2008
-------------------------------------------------------------
   Distributions paid from:
   Ordinary income              $36,588,273      $125,423,328
   Long-term capital gain                --       210,756,777
-------------------------------------------------------------
     Total                      $36,588,273      $336,180,105
-------------------------------------------------------------

34    Pioneer Value Fund | Annual Report | 9/30/09

  The following shows the components of distributable earnings on a federal income tax basis at September 30, 2009:

-------------------------------------------------------------
                                                      2009
-------------------------------------------------------------
   Distributable earnings:
   Undistributed ordinary income             $  12,572,373
   Capital loss carryforward                  (403,358,897)
   Post-October loss deferred                 (320,003,696)
   Unrealized depreciation                     (21,795,141)
-------------------------------------------------------------
     Total                                   $(732,585,361)
-------------------------------------------------------------

     The difference between book-basis and tax-basis unrealized depreciation is attributable to the tax deferral of losses on wash sales.

D.   Forward Foreign Currency Contracts

     The Fund may enter into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar. As of September 30, 2009, the Fund had no outstanding settlement or portfolio hedges.

E.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned approximately $104,984 in underwriting commissions on the sale of Class A shares during the year ended September 30, 2009.

F.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day. During the fiscal year, the Fund recognized gains of $12,075,375 in settlement of class action lawsuits from several different companies, as reflected on the statement of operations.

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, and Class C shares of the Fund, respectively (see Note 4). Class Y shares do not pay distribution fees. All expenses and fees


                              Pioneer Value Fund | Annual Report | 9/30/09    35
     paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class B, Class C and Class Y shares can reflect different transfer agent and distribution expense rates.

G.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian or a subcustodian of the Fund. The Fund's investment adviser, Pioneer Investment Management, Inc.
     (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

H.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors. When entering into a securities loan transaction, the Fund typically receives cash collateral from the borrower equal to at least the fair value of the securities loaned, which is invested in temporary investments. Credit Suisse AG, New York Branch, as the Fund's securities lending agent, manages the Fund's securities lending collateral. The income earned on the investment of collateral is shared with the borrower and the lending agent in payment of any rebate due to the borrower with respect to the securities loan, and in compensation for the lending agent's services to the Fund. The Fund also continues to receive payments in lieu of dividends or interest on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the fair value of the loaned securities. The Fund has the right, under the lending agreement, to terminate the loan and recover the securities from the borrower with prior notice. The Fund is required to return the cash collateral to the borrower and could suffer a loss if the fair value of the collateral, as invested, has declined.


36    Pioneer Value Fund | Annual Report | 9/30/09

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. PIM receives a basic fee that is calculated at the annual rate of 0.60% of the Fund's average daily net assets up to $5 billion, 0.575% on the next $5 billion and 0.55% on the excess over $10 billion. The basic fee can increase or decrease by a maximum of 0.10% based on the investment performance of the Fund's Class A shares as compared to the Russell 1000[RegTM] Value Index. The performance comparison is made for a rolling 36-month period. In addition, the fee is further limited to a maximum annualized rate adjustment of up to 0.10%. For the year ended September 30, 2009, the aggregate performance adjustment resulted in a decrease to the basic fee of $2,209,937. For the year ended September 30, 2009, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.46% of the Fund's average daily net assets.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities are $22,010 in management fees, administrative costs and certain other reimbursements payable to PIM at September 30, 2009.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredit, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates.

In addition, the Fund reimburses PIMSS for out-of-pocket expenses incurred by PIMSS related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the year ended September 30, 2009, such out-of-pocket expenses by class of shares were as follows:

-------------------------------------------------------------
 Shareholder Communications:
-------------------------------------------------------------
 Class A                                          $1,618,171
 Class B                                              12,593
 Class C                                               8,447
 Class Y                                               2,042
-------------------------------------------------------------
   Total                                          $1,641,253
-------------------------------------------------------------

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $461,299, in transfer agent fees and out-of-pocket reimbursements payable to PIMSS at September 30, 2009.

                              Pioneer Value Fund | Annual Report | 9/30/09    37

4. Distribution Plan

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class B and Class C shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class B and Class C shares. The fee for Class B and Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities are $11,708 in distribution fees payable to PFD at September 30, 2009.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase (within 12 months for purchases made on or after April 1, 2009). Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class Y shares. Proceeds from the CDSCs are paid to PFD. For the year ended September 30, 2009, CDSCs in the amount of $14,163 were paid to PFD.

5. Commission Recapture and Expense Offset Arrangements

The Fund has entered into commission recapture arrangements with brokers with whom PIM places trades on behalf of the Fund under which brokers provide services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund. However, for the year ended September 30, 2009, the Fund's expenses were not reduced under these arrangements. In addition, the Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended September 30, 2009, the Fund's expenses were reduced by $8,516 under such arrangements.


38    Pioneer Value Fund | Annual Report | 9/30/09

6. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participates in a $165 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Fund's prospectus and the 1940 Act. Interest on borrowings is payable at the higher of the London Interbank Offered Rate (LIBOR) on the borrowing date plus 1.25% on an annualized basis or the Federal Funds Rate on the borrowing date plus 1.25% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement. For the year ended September 30, 2009, the Fund had no borrowings under this agreement.

7. Pending Litigation

The Fund currently is involved in a litigation matter in Germany. As of the Fund's year end, it is reasonably possible that an adverse outcome may result. Currently, the amount of any judgment cannot be reasonably estimated. Under the terms of an indemnification agreement, PIM and certain affiliates have agreed to indemnify the Fund for its losses and costs related to this litigation.

8. Subsequent Events

In preparing these financial statements, PIM has evaluated the impact of all subsequent events and transactions for potential recognition or disclosure through November 23, 2009, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.


                              Pioneer Value Fund | Annual Report | 9/30/09    39

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareowners of
Pioneer Value Fund:
--------------------------------------------------------------------------------
We have audited the accompanying statement of assets and liabilities of Pioneer Value Fund ("the Fund"), including the schedule of investments, as of September 30, 2009, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Value Fund at September 30, 2009, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                /s/ Ernst & Young

Boston, Massachusetts
November 23, 2009

40    Pioneer Value Fund | Annual Report | 9/30/09

ADDITIONAL INFORMATION (unaudited)

For the year ended September 30, 2009, certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act (the Act) of 2003. The Fund intends to designate up to the maximum amount of such dividends allowable under the Act, as taxed at a maximum rate of 15%. Complete information will be computed and reported in conjunction with your 2009 form 1099-DIV.

The qualifying percentage of the Fund's ordinary income dividends for the purpose of the corporate dividends received deduction was 100.00%.


                              Pioneer Value Fund | Annual Report | 9/30/09    41

Trustees, Officers and Service Providers

Investment Adviser
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Independent Registered Public Accounting Firm
Ernst & Young LLP


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Bingham McCutchen LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Trustees and Officers

The Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the 1940 Act are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees, except Mr. West, serves as a Trustee of each of the 62 U.S. registered investment portfolios for which Pioneer serves as investment adviser (the "Pioneer Funds"). Mr. West serves as a Trustee of 47 U.S. registered investment portfolios for which Pioneer serves as investment adviser. The address for all Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.


42    Pioneer Value Fund | Annual Report | 9/30/09

Interested Trustees

--------------------------------------------------------------------------------
                            Position Held            Length of Service
Name and Age                with the Fund            and Term of Office
--------------------------------------------------------------------------------
John F. Cogan, Jr. (83)*    Chairman of the Board,   Trustee since 1982.
                            Trustee and President    Serves until a successor
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal.
--------------------------------------------------------------------------------
Daniel K. Kingsbury (51)*   Trustee and Executive    Trustee since 2007.
                            Vice President           Serves until a successor
                                                     trustee is elected or
                                                     earlier retirement or
                                                     removal.
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                                                                                              Other Directorships
Name and Age                Principal Occupation During Past Five Years                       Held by this Trustee
------------------------------------------------------------------------------------------------------------------
John F. Cogan, Jr. (83)*    Deputy Chairman and a director of Pioneer Global Asset Manage-    None
                            ment S.p.A. ("PGAM"); Non-Executive Chairman and a director of
                            Pioneer Investment Management USA Inc. ("PIM-USA"); Chair-
                            man and a director of Pioneer; Chairman and Director of Pioneer
                            Institutional Asset Management, Inc. (since 2006); Director of
                            Pioneer Alternative Investment Management Limited (Dublin);
                            President and a director of Pioneer Alternative Investment Man-
                            agement (Bermuda) Limited and affiliated funds; Director of
                            PIOGLOBAL Real Estate Investment Fund (Russia) (until June
                            2006); Director of Nano-C, Inc. (since 2003); Director of Cole
                            Management Inc. (since 2004); Director of Fiduciary Counseling,
                            Inc.; President and Director of Pioneer Funds Distributor, Inc.
                            ("PFD") (until May 2006); President of all of the Pioneer Funds;
                            and Of Counsel, Wilmer Cutler Pickering Hale and Dorr LLP
------------------------------------------------------------------------------------------------------------------
Daniel K. Kingsbury (51)*   Director, CEO and President of Pioneer Investment Management      None
                            USA Inc. (since February 2007); Director and President of
                            Pioneer Investment Management, Inc. and Pioneer Institutional
                            Asset Management, Inc. (since February 2007); Executive Vice
                            President of all of the Pioneer Funds (since March 2007); Direc-
                            tor of Pioneer Global Asset Management S.p.A. (since April
                            2007); Head of New Markets Division, Pioneer Global Asset Man-
                            agement S.p.A. (2000 - 2007)
------------------------------------------------------------------------------------------------------------------

* Mr. Cogan and Mr. Kingsbury are Interested Trustees because they are officers or directors of the Fund's investment adviser and certain of its affiliates.

                                Pioneer Value Fund | Annual Report | 9/30/09  43

Independent Trustees

----------------------------------------------------------------
                     Position Held    Length of Service
Name and Age         with the Fund    and Term of Office
----------------------------------------------------------------
David R. Bock (65)   Trustee          Trustee since 2005.
                                      Serves until a successor
                                      trustee is elected or
                                      earlier retirement or
                                      removal.
----------------------------------------------------------------
Mary K. Bush (61)    Trustee          Trustee since 1997.
                                      Serves until a successor
                                      trustee is elected or
                                      earlier retirement or
                                      removal.
----------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------
                                                                                          Other Directorships
Name and Age         Principal Occupation During Past Five Years                          Held by this Trustee
------------------------------------------------------------------------------------------------------------------------
David R. Bock (65)   Managing Partner, Federal City Capital Advisors (boutique mer-       Director of Enterprise Com-
                     chant bank) (1997 to 2004 and 2008 - present); and Executive         munity Investment, Inc.
                     Vice President and Chief Financial Officer, I-trax, Inc. (publicly   (privately-held affordable
                     traded health care services company) (2004 - 2007)                   housing finance company);
                                                                                          Director of New York Mort-
                                                                                          gage Trust (publicly traded
                                                                                          mortgage REIT); and Direc-
                                                                                          tor of Oxford Analytica, Inc.
                                                                                          (privately-held research and
                                                                                          consulting company)
------------------------------------------------------------------------------------------------------------------------
Mary K. Bush (61)    President, Bush International, LLC (international financial advi-    Director of Marriott Interna-
                     sory firm)                                                           tional, Inc.; Director of Dis-
                                                                                          cover Financial Services
                                                                                          (credit card issuer and elec-
                                                                                          tronic payment services);
                                                                                          Director of Briggs & Stratton
                                                                                          Co. (engine manufacturer);
                                                                                          Director of UAL Corporation
                                                                                          (airline holding company);
                                                                                          Director of Mantech Interna-
                                                                                          tional Corporation (national
                                                                                          security, defense, and intel-
                                                                                          ligence technology firm);
                                                                                          and Member, Board of Gov-
                                                                                          ernors, Investment Com-
                                                                                          pany Institute
------------------------------------------------------------------------------------------------------------------------

44  Pioneer Value Fund | Annual Report | 9/30/09

-----------------------------------------------------------------------
                            Position Held   Length of Service
Name and Age                with the Fund   and Term of Office
-----------------------------------------------------------------------
Benjamin M. Friedman (65)   Trustee         Trustee since 2008.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
-----------------------------------------------------------------------
Margaret B.W. Graham (62)   Trustee         Trustee since 1990.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
-----------------------------------------------------------------------
Thomas J. Perna (58)        Trustee         Trustee since 2006.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
-----------------------------------------------------------------------
Marguerite A. Piret (61)    Trustee         Trustee since 1982.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
-----------------------------------------------------------------------
Stephen K. West (81)        Trustee         Trustee since 1993.
                                            Serves until a successor
                                            trustee is elected or
                                            earlier retirement or
                                            removal.
-----------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Other Directorships
Name and Age                Principal Occupation During Past Five Years                          Held by this Trustee
----------------------------------------------------------------------------------------------------------------------------------
Benjamin M. Friedman (65)   Professor, Harvard University                                        Trustee, Mellon Institutional
                                                                                                 Funds Investment Trust and
                                                                                                 Mellon Institutional Funds
                                                                                                 Master Portfolio (oversees
                                                                                                 17 portfolios in fund
                                                                                                 complex)
----------------------------------------------------------------------------------------------------------------------------------
Margaret B.W. Graham (62)   Founding Director, Vice-President and Corporate Secretary, The       None
                            Winthrop Group, Inc. (consulting firm); and Desautels Faculty of
                            Management, McGill University
----------------------------------------------------------------------------------------------------------------------------------
Thomas J. Perna (58)        Chief Executive Officer, Quadriserv, Inc. (technology products for   None
                            securities lending industry) (2008 - present); Private investor
                            (2004 - 2008); and Senior Executive Vice President, The Bank of
                            New York (financial and securities services) (1986 - 2004)
----------------------------------------------------------------------------------------------------------------------------------
Marguerite A. Piret (61)    President and Chief Executive Officer, Newbury, Piret & Company,     Director of New America
                            Inc. (investment banking firm)                                       High Income Fund, Inc.
                                                                                                 (closed-end investment
                                                                                                 company)
----------------------------------------------------------------------------------------------------------------------------------
Stephen K. West (81)        Senior Counsel, Sullivan & Cromwell LLP (law firm)                   Director, The Swiss Helvetia
                                                                                                 Fund, Inc. (closed-end
                                                                                                 investment company)
----------------------------------------------------------------------------------------------------------------------------------

                                Pioneer Value Fund | Annual Report | 9/30/09  45

Fund Officers

-----------------------------------------------------------------------
                             Position Held         Length of Service
Name and Age                 with the Fund         and Term of Office
-----------------------------------------------------------------------
Dorothy E. Bourassa (61)     Secretary             Since 2003. Serves at
                                                   the discretion of the
                                                   Board
-----------------------------------------------------------------------
Christopher J. Kelley (44)   Assistant Secretary   Since 2003. Serves at
                                                   the discretion of the
                                                   Board
-----------------------------------------------------------------------
Mark E. Bradley (49)         Treasurer             Since 2008. Serves at
                                                   the discretion of the
                                                   Board
-----------------------------------------------------------------------
Luis I. Presutti (44)        Assistant Treasurer   Since 2000. Serves at
                                                   the discretion of the
                                                   Board
-----------------------------------------------------------------------
Gary Sullivan (51)           Assistant Treasurer   Since 2002. Serves at
                                                   the discretion of the
                                                   Board
-----------------------------------------------------------------------
David F. Johnson (29)        Assistant Treasurer   Since 2009. Serves at
                                                   the discretion of the
                                                   Board
-----------------------------------------------------------------------
Fund Officers
-----------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
                                                                                                 Other Directorships
Name and Age                 Principal Occupation During Past Five Years                         Held by this Officer
-----------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa (61)     Secretary of PIM-USA; Senior Vice President -- Legal of Pioneer;    None
                             Secretary/Clerk of most of PIM-USA's subsidiaries; and Secretary of all of the Pioneer Funds since September 2003 (Assistant
                             Secretary from November 2000 to September 2003)
-----------------------------------------------------------------------------------------------------------------------
Christopher J. Kelley (44)   Associate General Counsel of Pioneer since January 2008 and         None
                             Assistant Secretary of all of the Pioneer Funds since September
                             2003; Vice President and Senior Counsel of Pioneer from July
                             2002 to December 2007
-----------------------------------------------------------------------------------------------------------------------
Mark E. Bradley (49)         Vice President -- Fund Accounting, Administration and Controller-   None
                             ship Services of Pioneer; and Treasurer of all of the Pioneer
                             Funds since March 2008; Deputy Treasurer of Pioneer from
                             March 2004 to February 2008; Assistant Treasurer of all of the
                             Pioneer Funds from March 2004 to February 2008; and Treasurer and Senior Vice President, CDC IXIS Asset Management Services,
                             from 2002 to 2003
-----------------------------------------------------------------------------------------------------------------------
Luis I. Presutti (44)        Assistant Vice President -- Fund Accounting, Administration and     None
                             Controllership Services of Pioneer; and Assistant Treasurer of all
                             of the Pioneer Funds
-----------------------------------------------------------------------------------------------------------------------
Gary Sullivan (51)           Fund Accounting Manager -- Fund Accounting, Administration          None
                             and Controllership Services of Pioneer; and Assistant Treasurer of
                             all of the Pioneer Funds
-----------------------------------------------------------------------------------------------------------------------
David F. Johnson (29)        Fund Administration Manager -- Fund Accounting, Administration      None
                             and Controllership Services since November 2008 and Assistant
                             Treasurer of all of the Pioneer Funds since January 2009; Client
                             Service Manager -- Institutional Investor Services at State Street
                             Bank from March 2003 to March 2007
-----------------------------------------------------------------------------------------------------------------------

46  Pioneer Value Fund | Annual Report | 9/30/09

---------------------------------------------------------------------------
                         Position Held              Length of Service
Name and Age             with the Fund              and Term of Office
---------------------------------------------------------------------------
Teri W. Anderholm (50)   Chief Compliance Officer   Since 2007. Serves at
                                                    the discretion of the
                                                    Board
---------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------
                                                                                          Other Directorships
Name and Age             Principal Occupation During Past Five Years                      Held by this Officer
----------------------------------------------------------------------------------------------------------------
Teri W. Anderholm (50)   Chief Compliance Officer of Pioneer since December 2006 and      None
                         of all the Pioneer Funds since January 2007; Vice President and
                         Compliance Officer, MFS Investment Management (August 2005
                         to December 2006); Consultant, Fidelity Investments (February
                         2005 to July 2005); Independent Consultant (July 1997 to
                         February 2005)
----------------------------------------------------------------------------------------------------------------


                                Pioneer Value Fund | Annual Report | 9/30/09  47

                           This page for your notes.

48    Pioneer Value Fund | Annual Report | 9/30/09

                           This page for your notes.

                              Pioneer Value Fund | Annual Report | 9/30/09    49

                           This page for your notes.

50    Pioneer Value Fund | Annual Report | 9/30/09

                           This page for your notes.

                              Pioneer Value Fund | Annual Report | 9/30/09    51

                           This page for your notes.

52    Pioneer Value Fund | Annual Report | 9/30/09

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.


Call us for:
--------------------------------------------------------------------------------
Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Write to us:
--------------------------------------------------------------------------------
PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)



Visit our web site: pioneerinvestments.com



This report must be accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Fund, including fees associated with the filings of its Form N-1A, totaled approximately $37,000 in 2009 and approximately $36,700 in 2008.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees
There were no fees for audit-related services provided to the Fund during the fiscal years ended September
30, 2009 and 2008.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled $8,290 in 2009 and $8,290 in 2008.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

All Other Fees
There were no fees for other services provided to the Fund during the fiscal years ended September 30, 2009 and 2008.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Fund's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Fund. For the years ended September 30, 2009 and 2008, there were no services provided to an affiliate that required the Fund's audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

The aggregate non-audit fees for the Fund and affiliates, as previously defined, totaled approximately
$8,290 in 2009 and $8,290 in 2008.

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Value Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 27, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 27, 2009


By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date November 27, 2009

* Print the name and title of each signing officer under his or her signature.